Customer deposits	12 Months Ended
Dec. 31, 2012
Customer deposits [Abstract]
Customer deposits

11. Customer deposits

Customer deposits consisted of amounts received from customers for the pre-sale of residential units in the PRC.

	December 31, 2011	December 31, 2012
	US$	US$
Advances for real estate property under development	773,014,656	881,684,760
Add: revenue recognized in excess of amounts received from customers	18,612,485	(18,022,093)
Less: recognized as progress billings (see Note 3)	(722,103,502)	(813,462,059)

Total net balance	69,523,639	50,200,608

Customer deposits are typically funded up to 40% - 80% by mortgage loans made by banks to the customers. Until the customer obtains legal title to the property, the banks have a right to seek reimbursement from the Group for any defaults by the customers. The Group holds certain cash balances in restricted deposit accounts at the relevant banks (see Note 2 (f)). The Group, in turn, has a right to withhold transfer of title to the customer until outstanding amounts are fully settled.